SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details) - Software and others	12 Months Ended
Dec. 31, 2021
Minimum
Intangible assets, net
Estimated useful lives	3 years
Maximum
Intangible assets, net
Estimated useful lives	10 years